7. SUBSEQUENT EVENTS (Details Textual) - USD ($)		6 Months Ended
	Aug. 05, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 2,000
Common Stock
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		20,000,000
Stock Issued During Period, Value, New Issues		$ 2,000
Common Stock | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	156,250
Shares Issued, Price Per Share	$ 6.40
Stock Issued During Period, Value, New Issues	$ 1,000,000